Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 399	$ 597
Promissory note receivable	0	25
Collateral paid (Note 15)	42	105
Current portion of finance lease receivables (Note 8)	15	24
Income taxes receivables	6	5
Trade and other receivables	$ 462	$ 756